PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in defined benefit liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 934,128	R$ 668,481
Liability assumed after acquisition of company		1,994
Balance at the end of the year	789,519	934,128
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	4,446,092	3,324,512
Liability assumed after acquisition of company	0	1,994
Current service costs	29,612	19,448
Interest on actuarial liabilities	318,501	296,783
Benefits paid	(219,278)	(219,653)
Member contributions paid	346	323
Actuarial losses (gains) adjusted by experience	(103,871)	320,627
Actuarial losses (gains) adjusted by demographic assumptions	(60,449)	(44,249)
Actuarial losses (gains) adjusted by financial assumptions	(308,894)	746,307
Balance at the end of the year	4,102,059	4,446,092
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(138,745)	68,368
Balance at the end of the year	(91,272)	(138,745)
Post-retirement pension plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,429,478	2,011,355
Current service costs	3,036	3,155
Interest on actuarial liabilities	167,991	175,695
Benefits paid	(171,177)	(165,929)
Member contributions paid	346	323
Actuarial losses (gains) adjusted by experience	(70,783)	93,699
Actuarial losses (gains) adjusted by demographic assumptions	(8,378)
Actuarial losses (gains) adjusted by financial assumptions	(111,813)	311,180
Balance at the end of the year	2,238,700	2,429,478
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,072,873	600,113
Liability assumed after acquisition of company		1,994
Balance at the end of the year	880,791	1,072,873
Post-retirement health plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,016,614	1,313,157
Liability assumed after acquisition of company		1,994
Current service costs	26,576	16,293
Interest on actuarial liabilities	150,510	121,088
Benefits paid	(48,101)	(53,724)
Actuarial losses (gains) adjusted by experience	(33,088)	226,928
Actuarial losses (gains) adjusted by demographic assumptions	(52,071)	(44,249)
Actuarial losses (gains) adjusted by financial assumptions	(197,081)	435,127
Balance at the end of the year	R$ 1,863,359	R$ 2,016,614